TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2024
TAX ASSETS AND LIABILITIES
TAX ASSETS AND LIABILITIES

9 – TAX ASSETS AND LIABILITIES

The composition of current tax accounts receivable is the following:

Tax assets	12.31.2024	12.31.2023
	ThCh$	ThCh$
Monthly provisional payments	2,113,749	4,691,320
Tax credits	12,435,193	32,125,597
Recoverable taxes from prior years	547,475	27,247
Surplus Tax Credit	2,151,773	6,265,971
Other Recoverable Taxes	497,916	272,923
Total	17,746,106	43,383,058

The composition of current tax accounts payable is the following:

	Current
Tax liabilities	12.31.2024	12.31.2023
	ThCh$	ThCh$
Income tax expense	28,224,678	13,411,621
Other	144,598	—
Total	28,369,276	13,411,621